Equity Method Investment, Net (Details) - Schedule of Effective Interests to the Equity Method Investees - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Effective Interests to the Equity Method Investees [Line Items]
Capital Investments (in Yuan Renminbi)
Return of capital (in Yuan Renminbi)		¥ (45,553)
Gefei Chengyun [Member]
Schedule of Effective Interests to the Equity Method Investees [Line Items]
Effective interests to the equity method investees	20.00%	20.00%
Ningbo Meishan Jiushen Investment Limited Partnership (“Jiushen”) [Member]
Schedule of Effective Interests to the Equity Method Investees [Line Items]
Effective interests to the equity method investees	12.00%	12.00%
Tibet Shiguan Business Management Limited Partnership (“Shiguan”) [Member]
Schedule of Effective Interests to the Equity Method Investees [Line Items]
Effective interests to the equity method investees			[1]
Jiuchuan [Member]
Schedule of Effective Interests to the Equity Method Investees [Line Items]
Effective interests to the equity method investees	10.00%	10.00%
Ningbo Meishan Decheng Investment Limited Partnership (“Decheng”) [Member]
Schedule of Effective Interests to the Equity Method Investees [Line Items]
Effective interests to the equity method investees			[1]
Longshutianye [Member]
Schedule of Effective Interests to the Equity Method Investees [Line Items]
Effective interests to the equity method investees	26.00%	26.00%
Capital Investments (in Yuan Renminbi)
Return of capital (in Yuan Renminbi)		¥ (663)
Yiwu Longshu Qianli Investment Management Limited Partnership (“Longshuqianli”) [Member]
Schedule of Effective Interests to the Equity Method Investees [Line Items]
Effective interests to the equity method investees			[1]
Jiuzhen [Member]
Schedule of Effective Interests to the Equity Method Investees [Line Items]
Effective interests to the equity method investees			[1]
Ningbo Meishan Yunde Investment Limited Partnership (“Yunde”) [Member]
Schedule of Effective Interests to the Equity Method Investees [Line Items]
Effective interests to the equity method investees	20.00%	20.00%
Deyan [Member]
Schedule of Effective Interests to the Equity Method Investees [Line Items]
Effective interests to the equity method investees	20.00%	20.00%
Capital Investments (in Yuan Renminbi)
Return of capital (in Yuan Renminbi)		¥ (200)
Ningbo Meishan Detong Investment Limited Partnership (“Detong”) [Member]
Schedule of Effective Interests to the Equity Method Investees [Line Items]
Effective interests to the equity method investees	40.00%	40.00%
Ningbo Meishan Derong Investment Limited Partnership (“Derong”) [Member]
Schedule of Effective Interests to the Equity Method Investees [Line Items]
Effective interests to the equity method investees	37.00%	37.00%
Jiushi [Member]
Schedule of Effective Interests to the Equity Method Investees [Line Items]
Effective interests to the equity method investees	40.00%	40.00%
Capital Investments (in Yuan Renminbi)
Return of capital (in Yuan Renminbi)		¥ (32,650)
Ningbo Meishan Qixing Management Limited Partnership (“Qixing”) [Member]
Schedule of Effective Interests to the Equity Method Investees [Line Items]
Effective interests to the equity method investees	15.70%	15.70%
Shanghai Ruokun Management Limited Partnership (“Ruokun”) [Member]
Schedule of Effective Interests to the Equity Method Investees [Line Items]
Effective interests to the equity method investees			[1]
Hangzhou Honggeng Investment Limited Partnership (“Honggeng”) [Member]
Schedule of Effective Interests to the Equity Method Investees [Line Items]
Effective interests to the equity method investees			[1]
Jiaxinda [Member]
Schedule of Effective Interests to the Equity Method Investees [Line Items]
Effective interests to the equity method investees	10.00%	10.00%
Shanghai Fangjin Management Limited Partnership (“Fangjin”) [Member]
Schedule of Effective Interests to the Equity Method Investees [Line Items]
Effective interests to the equity method investees			[1]
Ningbo Meishan Muju Investment Limited Partnership (“Muju”) [Member]
Schedule of Effective Interests to the Equity Method Investees [Line Items]
Effective interests to the equity method investees			[1]
Shenzhen Chenji Zhaozhao Technology Co., Ltd. (“Chenji Zhaozhao”) [Member]
Schedule of Effective Interests to the Equity Method Investees [Line Items]
Effective interests to the equity method investees			[2]
Shanghai Tinghaozhu Space Design Co., Ltd. (“Tinghaozhu Space”) [Member]
Schedule of Effective Interests to the Equity Method Investees [Line Items]
Effective interests to the equity method investees			[2]
Jiushen [Member]
Schedule of Effective Interests to the Equity Method Investees [Line Items]
Capital Investments (in Yuan Renminbi)
Return of capital (in Yuan Renminbi)		(9,850)
Chenji Zhaozhao [Member]
Schedule of Effective Interests to the Equity Method Investees [Line Items]
Capital Investments (in Yuan Renminbi)
Return of capital (in Yuan Renminbi)		¥ (2,190)

[1]	During the year ended December 31, 2023, the Group fully disposed its equity interests in the Shiguan, Decheng, Longshuqianli, Jiuzhen, Ruokun, Honggeng, Fangjin and Muju through company cancellation or share transference.
[2]	During the year ended December 31, 2022, the Group invested the Chenji Zhaozhao and Tinghaozhu Space, both of which the Group does not have controlling financial interests over these investees, but has ability to exercise significant influence over their financial and operating polices accounting for 30% and 40% of their total equity, respectively. During the year ended December 31, 2023, the Group fully disposed its equity interests in the Tinghaozhu Space and Chenji Zhaozhao through share transference.